Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 11,676	$ 11,931	$ 12,588	$ 23,607	$ 25,723
Measured at FVOCI	[1]	1,172	1,194	1,355	2,366	2,797
Interest income calculated using effective interest method		12,848	13,125	13,943	25,973	28,520
Other	[2]	247	206	344	453	747
Total interest income	[3]	13,095	13,331	14,287	26,426	29,267
Measured at amortized cost	[1]	7,519	7,693	8,955	15,212	18,701
Interest expense calculated using effective interest method		7,519	7,693	8,955	15,212	18,701
Other	[4]	55	56	62	111	123
Total interest expenses		$ 7,574	$ 7,749	$ 9,017	$ 15,323	$ 18,824

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $12,848 for the three months ended April 30, 2026 (January 31, 2026 – $13,125; April 30, 2025 – $13,943) and for the six months ended April 30, 2026 – $25,973 (April 30, 2025 – $28,520).
[4]	Includes interest on lease liabilities for the three months ended April 30, 2026 – $39 (January 31, 2026 – $31; April 30, 2025 – $31) and for the six months ended April 30, 2026 – $70 (April 30, 2025 – $63) and insurance finance expense for the three months ended April 30, 2026 – $8 (January 31, 2026 – $8; April 30, 2025 – $9) and for the six months ended April 30, 2026 – $16 (April 30, 2025 – $17).